Assets and Liabilities Classified as Held for Sale	12 Months Ended
Dec. 31, 2025
Assets and Liabilities Classified as Held for Sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

NOTE 18 – ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

During 2024, the Company decided to dispose of a group of assets consisting of the right of use asset of some of its leased property in Ness Ziona, the leasehold improvements installed in the property and certain laboratory equipment; therefore, such long-lived assets were classified as held for sale. As of December 31, 2024, the Company had identified a potential purchaser and negotiated a potential transaction to sell these assets, the transaction was completed in the first quarter of 2025.

On September 19, 2021, the Company entered into a lease agreement for a manufacturing plant space in Yavne, Israel for the purpose of manufacturing AllocetraTM to support ongoing clinical trials. The lease provided for a term of 60 months with options for two successive 60-month extensions. The Company completed construction on the manufacturing plant in 2022. During 2023, the Company announced a strategic reprioritization plan, which included the sale of the plant and leasehold improvements installed in the plant and certain laboratory equipment. The group of assets and liabilities was classified as held for sale as of December 31, 2023 and was sold during 2024.